Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Local Phone Number	693-0020
Entity Address, Address Line One	585-8th Avenue S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2P 1G1
City Area Code	403
Entity Registrant Name	CRESCENT POINT ENERGY CORP.
Entity Central Index Key	0001545851
Entity Current Reporting Status	Yes
Entity Current Year Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Entity Common Stock, Shares Outstanding	530,035,922
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Registration Statement	false
Entity File Number	001-36258
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line Two	Suite 2000
Audited Annual Financial Statements	true
Annual Information Form	true
Entity Primary SIC Number	1311
Title of 12(b) Security	Common Shares
Trading Symbol	CPG
Security Exchange Name	NYSE
ICFR Auditor Attestation Flag	true
Business Contact
Document Information [Line Items]
Contact Personnel Name	CT Corporation System
Local Phone Number	894-8940
Entity Address, Address Line One	111 - 8th Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212